Consolidated Statement of Changes in Equity - USD ($)	Share Capital	Share Premium	Statutory Reserve	(Accumulated losses) / Retained earnings	Shareholder’s Account	Total
Balance at Dec. 31, 2022	$ 8,804	$ 101,777,058	$ 680,643	$ (67,763,600)	$ 70,391,787	$ 105,094,692
Profit (loss) for the year				(48,328,195)		(48,328,195)
Balance at Dec. 31, 2023	8,804	101,777,058	680,643	(116,091,795)	70,391,787	56,766,497
Profit (loss) for the year				4,438,910		4,438,910
Transfer (Note 20)	155				(155)
Balance at Dec. 31, 2024	$ 8,959	$ 101,777,058	$ 680,643	$ (111,652,885)	$ 70,391,632	$ 61,205,407